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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [_] Amendment Number : ------------------------------

   This Amendment (Check only one.):          [_] is a restatement
                                              [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:     Consolidated Investment Group LLC

Address:  18 Inverness Place East

          Englewood, CO 80112

Form 13F File Number:    028-15026

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   David Merage

Title:  Manager, Chief Executive Officer and President

Phone:  (303) 789-2664

Signature, Place, and Date of Signing:

     /s/ David Merage           Englewood, CO            October 24, 2012
 ------------------------  ------------------------  ------------------------
       (Signature)              (City, State)                 (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       8
Form 13F Information Table Value Total:    105,762
                                         ----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                          FORM 13F INFORMATION TABLE

COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4        COLUMN 5          COLUMN 6  COLUMN 7      COLUMN 8
--------             ------------- --------- -------- ----------------------- ---------- -------- -------------------
                                                                                                   VOTING AUTHORITY
                                                                                                  -------------------
                       TITLE OF               VALUE   SHRS OR                 INVESTMENT  OTHER
NAME OF ISSUER          CLASS       CUSIP    (X1000)  PRN AMT SH/PRN PUT/CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------       ------------- --------- -------- ------- ------ -------- ---------- -------- ------- ------ ----
FORD MTR CO DEL      COM PAR $0.01 345370860     421   53,365   SH               SOLE              53,365   0     0
ISHARES INC           MSCI GERMAN  464286806   5,305  184,000   SH               SOLE             184,000   0     0
ISHARES INC           MSCI JAPAN   464286848   5,242  359,770   SH               SOLE             359,770   0     0
ISHARES TR           MSCI EAFE IDX 464287465  15,055  197,413   SH               SOLE             197,413   0     0
ISHARES TR            S&P500 GRW   464287309   7,562  117,000   SH               SOLE             117,000   0     0
NASDAQ 100 TR         UNIT SER 1   631100104  21,191  486,815   SH               SOLE             486,815   0     0
SPDR TR               UNIT SER 1   78462F103  48,477  341,385   SH               SOLE             341,385   0     0
WAL MART STORES INC       COM      931142103   2,509   53,450   SH               SOLE              53,450   0     0